Mid-Cap Fund

                               SEMI-ANNUAL REPORT

                                 April 30, 1998

                         THE 59 WALL STREET MID-CAP FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)

ASSETS:
      Investments in U.S. Mid-Cap Portfolio
        (the "Portfolio"), at value (Note 1) ......................   $2,671,717
      Receivable for capital stock sold ...........................       26,000
      Receivable from administrator ...............................       20,379
      Deferred organization expenses (Note 1) .....................       10,656
                                                                      ----------
                Total Assets ......................................    2,728,752
                                                                      ----------

LIABILITIES:
      Payables for:
        Shareholder servicing/eligible institution fees (Note 2) ..          532
        Administrative fee (Note 2) ...............................          266
        Accrued expenses and other liabilities ....................        4,515
                                                                      ----------
                 Total  Liabilities ...............................        5,313
                                                                      ----------

NET ASSETS ........................................................   $2,723,439
                                                                      ==========
Net Assets Consist of:
        Paid-in capital ...........................................   $2,560,084
        Accumulated undistributed net investment income ...........            5
        Accumulated net realized gains ............................      139,425
        Net unrealized appreciation ...............................       23,925
                                                                      ----------
Net Assets ........................................................   $2,723,439
                                                                      ==========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
         ($2,723,439 / 252,374 shares) ............................       $10.79
                                                                          ======

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                             STATEMENT OF OPERATIONS
             For the period from November 20, 1997 (commencement of
                    operations) to April 30, 1998 (unaudited)

INVESTMENT INCOME:
      Income:
        Dividend income allocated from Portfolio ....................   $ 7,462
        Interest income allocated from Portfolio.....................       179
        Expenses allocated from Portfolio............................    (4,012)
                                                                      ---------
            Total Income ............................................     3,629
                                                                      ---------
      Expenses:
        Shareholder servicing/eligible institution fees
          (Note 2)........                                                1,301
        Administrative fee (Note 2)..................................       650
        Directors' fees  and expenses (Note 2).......................     1,250
        Miscellaneous................................................       423
                                                                      ---------
            Total Expenses ..........................................     3,624
                                                                      ---------
            Net Investment Income   .................................         5
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
        Net realized gain on investments.............................   139,425
        Net change in unrealized appreciation on investments ........    23,925
                                                                      ---------
            Net Realized and Unrealized Gain ........................   163,350
                                                                      ---------
        Net Increase in Net Assets Resulting from Operations ........  $163,355
                                                                      =========

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                       STATEMENT OF CHANGES IN NET ASSETS
             For the period from November 20, 1997 (commencement of
                    operations) to April 30, 1998 (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment income .....................................     $        5
      Net realized gain on investments ..........................        139,425
      Net change in unrealized appreciation of investments ......         23,925
                                                                      ----------
            Net increase in net assets resulting from
             operations .........................................        163,355
                                                                      ----------
    Capital stock transactions (Note 4):
      Increase in net assets resulting from sales of
        capital stock ...........................................      2,560,084
                                                                      ----------
            Total increase in net assets ........................      2,723,439
                                                                      ----------
NET ASSETS:
    Beginning of year ...........................................              0
                                                                      ----------
    End of year (including accumulated undistributed
        net investment income of $5) ............................     $2,723,439
                                                                      ==========

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout the period

                                                            For the period from
                                                             November 20, 1997
                                                              (commencement of
                                                               operations) to
                                                               April 30, 1998
                                                                (unaudited)
                                                            -------------------

    Net asset value, beginning of year........................    $10.00

    Income from investment operations:
        Net investment income.................................      0.00(1)
        Net realized and unrealized gain......................      0.79
                                                                  ------
        Net asset value, end of year..........................    $10.79
                                                                  ======
    Total return..............................................      7.90%(2)

    Ratios/Supplemental data:
        Net assets, end of year (000's omitted)...............    $2,723
        Ratio of expenses to average net assets...............      1.47%(3),(4)
        Ratio of net investment income to average
          net assets .........................................      0.00%(3)

-----------
(1)  Less than $0.01 per share.
(2)  Not annualized
(3)  Annualized
(4)  Includes the Fund's share of U.S. Mid-Cap Portfolio expenses.

                       See Notes to Financial Statements.

                         THE 59 WALL STREET MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Mid-Cap Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 20, 1997.

      The Fund invests all of its investable assets in the Mid-Cap Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 24% at April 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expense. Expenses incurred by the Fund in connection with the organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street

                         THE 59 WALL STREET MID-CAP FUND

                                   (unaudited)

Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended April 30, 1998, the Fund incurred $650 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the period ended April 30, 1998, the Fund incurred $1,301 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 1998, the Fund incurred $1,250 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:
                                                                For the
                                                              Period ended
                                                             April 30, 1998
                                                             --------------
      Capital stock sold ..................................     252,374

                             U.S. MID-CAP PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

    Shares                                                              Value
    ------                                                              -----
            COMMON STOCKS (87.7%)

            COMMERCIAL SERVICES (1.5%)
     4,285  Equifax, Inc........................................... $   165,776

            CONSUMER DURABLES (1.0%)
     6,525  Broderbund Software, Inc.*.............................     116,430

            CONSUMER NON-DURABLES (0.9%)
     2,600  Blyth Industries, Inc.*................................      95,388

            ELECTRONIC TECHNOLOGY (3.9%)
    13,500  Cypress Semiconductor Corp.*...........................     135,000
     7,000  Electronics For Imaging, Inc.*                              143,281
     9,582  Thermedics, Inc.*......................................     153,911
                                                                    -----------
                                                                        432,192
                                                                    -----------
            ENERGY MINERALS (5.9%)
     5,400  Apache Corp............................................     191,025
     3,700  Devon Energy Corp......................................     147,538
     4,900  Lyondell Petrochemical Co..............................     161,088
     2,500  Valero Energy Corp.....................................      80,938
     4,000  Vintage Petroleum, Inc.................................      78,000
                                                                    -----------
                                                                        658,589
                                                                    -----------
            FINANCE (16.9%)
     5,300  Ace, Ltd...............................................     200,737
     2,975  Commerce Group, Inc....................................     112,306
     6,500  Cousins Properties, Inc................................     196,625
     5,700  Crescent Real Estate
              Equities Co..........................................     194,512
     6,461  Equity Office Properties
              Trust................................................     183,735
     5,900  Highwoods Properties, Inc..............................     200,600
     7,500  Liberty Property Trust.................................     191,719
     6,800  Meditrust Companies....................................     204,425
       131  Security Capital Group
              (Warrants)...........................................         368
     8,798  Security Capital Pacific Trust ........................     196,855
    14,308  United Dominion Realty
              Trust, Inc...........................................     194,052
                                                                    -----------
                                                                      1,875,934
                                                                    -----------
            HEALTH SERVICES (1.2%)
    10,000  Novacare, Inc.*.............. .........................     139,375
                                                                    -----------

            INDUSTRIAL SERVICES (7.7%)
     5,000  Ensco International, Inc...............................     141,250
     3,000  Global Marine, Inc.*...................................      70,688
     2,000  Helmerich & Payne, Inc.................................      61,000
     6,500  Nabors Industries, Inc.*...............................     163,719
    20,000  Parker Drilling Co.*...................................     212,450
     6,000  Pride International, Inc.*.............................     145,875
     1,000  Seacor Smit, Inc.*.....................................      58,625
                                                                    -----------
                                                                        853,607
                                                                    -----------
            NON-ENERGY MINERALS (1.5%)
     2,450  Phelps Dodge Corp......................................     164,456

            PROCESS INDUSTRIES (9.2%)
     5,000  Agrium, Inc............................................      78,438
     9,320  Burlington Industries, Inc.*...........................     163,100
     5,800  Cheasapeake Corp.......................................     210,975
     5,800  Millennium Chemicals, Inc..............................     208,075
    13,913  Nova Corp..............................................     158,260
     6,765  Westvaco Corp..........................................     205,064
                                                                    -----------
                                                                      1,023,912
                                                                    -----------
            PRODUCER MANUFACTURING (3.8%)
     3,400  Dover Corp.............................................     134,300
     8,000  JLG Industries, Inc....................................     130,500
     2,700  Masco Corp.............................................     156,600
                                                                    -----------
                                                                        421,400
                                                                    -----------
            RETAIL TRADE (3.5%)
    11,500  Kmart Corp.............................................     200,531
     5,000  Lands' End, Inc........................................     184,375
                                                                    -----------
                                                                        384,906
                                                                    -----------

            TECHNOLOGY SERVICES (5.9%)
     9,500  CHS Electronics, Inc.*.................................     199,500
     5,000  Renaissance Worldwide, Inc.*...........................      89,688
     2,000  Tech Data Corp.*.......................................      99,625
     2,300  Technology Solutions Co.*..............................      73,744
     5,700  Wind River Systems, Inc.*..............................     197,897
                                                                    -----------
                                                                        660,454
                                                                    -----------
            TRANSPORTATION (7.0%)
     6,925  Alexander & Baldwin, Inc...............................     199,094
     4,300  Coach USA, Inc.*.......................................     203,981

                             U.S. MID-CAP PORTFOLIO
                      PORTFOLIO OF INVESTMENTS--(Continued)
                                 April 30, 1998
                           (expressed in U.S. dollars)
                                   (unaudited)

    Shares                                                              Value
    ------                                                              -----
            TRANSPORTATION (Continued)
    10,345  Stolt-Nielson SA.......................................   $ 194,615
     4,700  Tidewater, Inc.........................................     186,238
                                                                    -----------
                                                                        783,928
                                                                    -----------
            UTILITIES (17.8%)
     5,700  Cincinnati Bell, Inc...................................     218,025
     6,150  Equitable Resources, Inc...............................     199,875
     2,646  KN Energy, Inc.........................................     155,287
     3,000  MDU Resources Group, Inc...............................     104,062
     3,350  National Fuel Gas Co...................................     154,100
     3,792  Nicor, Inc.............................................     155,235
     3,600  Pacific Enterprises....................................     140,175
     5,470  Peoples Energy Corp....................................     198,287
     3,200  Piedmont Natural
              Gas Co., Inc.........................................     109,000
     3,650  Questar Corp...........................................     158,319
    10,775  Seagull Energy Corp.*..................................     183,848
     7,300  Washington Gas Light Co................................     198,469
                                                                    -----------
                                                                      1,974,682
                                                                    -----------

TOTAL INVESTMENTS (identified cost $9,489,113) (a).......   87.7%     9,751,029
CASH AND OTHER ASSETS IN EXCESS IN OF LIABILITIES........   12.3      1,372,731
                                                           -----    -----------
NET ASSETS ..............................................  100.0%   $11,123,760
                                                           =====    ===========
--------------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $9,489,113, the aggregate gross unrealized appreciation is $629,141, and the aggregate gross unrealized depreciation is $367,225, resulting in net unrealized depreciation of $261,915.

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
      cost $9,489,113) (Note 1) ..............................       $ 9,751,029
   Cash ......................................................         2,575,025
   Receivable for investments sold ...........................            15,000
   Dividends and other receivables ...........................            14,803
                                                                     -----------
           Total Assets ......................................        12,355,857
                                                                     -----------
LIABILITIES:
   Payables for:
      Investments purchased ..................................         1,214,815
      Foreign withholding taxes ..............................            17,282
                                                                     -----------
           Total Liabilities .................................         1,232,097
                                                                     -----------
NET ASSETS ...................................................       $11,123,760
                                                                     ===========
Net Assets Consist of:
     Paid-in capital .........................................       $10,861,839
     Net unrealized appreciation .............................           261,921
                                                                     -----------
Net Assets ...................................................       $11,123,760
                                                                     ===========

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 1998
                                   (unaudited)
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $17,343).     $   51,471
         Interest ...............................................          5,156
                                                                      ----------
             Total Income .......................................         56,627
                                                                      ----------
      Expenses:
         Investment advisory fee (Note 2) .......................         28,333
         Expense reimbursement fee (Note 2) .....................          5,013
         Administrative fee (Note 2) ............................          1,526
                                                                        --------
             Total Expenses .....................................         34,872
                                                                      ----------
             Net Investment Income ..............................         21,755
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments ..........................        951,253
      Net change in unrealized appreciation on
        investments .............................................        261,921
                                                                      ----------
           Net Realized and Unrealized Gain .....................      1,213,174
                                                                      ----------
      Net Increase in Net Assets Resulting from Operations ......     $1,234,929
                                                                      ==========

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)
                           (expressed in U.S. dollars)


                                                             For the six months
                                                            ended April 30, 1998
                                                                 (unaudited)
                                                            --------------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income ...................................  $     21,755
      Net realized gain on investments ........................       951,253
      Net change in unrealized appreciation on investments ....       261,921
                                                                 ------------
        Net increase in net assets resulting from operations ..     1,234,929
                                                                 ------------
  Capital transactions:
      Proceeds from contributions .............................     9,929,036
      Value of withdrawals ....................................       (40,205)
                                                                 ------------
        Net increase in net assets resulting from
           capital transactions ...............................     9,888,831
                                                                 ------------
          Total increase in net assets ........................    11,123,760

NET ASSETS:
  Beginning of period .........................................             0
                                                                 ------------
  End of period ...............................................  $ 11,123,760
                                                                 ============

                       See Notes to Financial Statements.

                             U.S. MID-CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                  For the
                                                              six months ended
                                                               April 30, 1998
                                                                 (unaudited)
                                                               --------------
Ratios/Supplemental Data:
      Net assets, end of year (000's omitted) ................    $ 11,124
      Ratio of expenses to average net assets ................        0.80%*
      Ratio of net investment income to average net assets ...        0.25%*
      Portfolio turnover rate ................................          99%
      Average commission rate paid per share .................    $ 0.0600
-----------------
  * Annualized

                       See Notes to Financial Statements.

                              U.S MID-CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Mid-Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1997. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, the Portfolio incurred $26,333 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator

                              U.S MID-CAP PORTFOLIO

                                   (unaudited)
                           (expressed in U.S. dollars)

has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1998, the Portfolio incurred $1,526 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.80% of the Portfolio's average daily net assets. For the six months ended April 30, 1998, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $12,991 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the six months ended April 30, 1998, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $15,809,873 and $7,834,597, respectively. There were no purchases or sales of U.S. government obligations during the period.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.